Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated July 18, 2025
to the Prospectus dated May 1, 2025, as supplemented
(the “Prospectus”)
On June 17, 2025, the Board of Trustees for the Six Circles Multi-Strategy Fund (the “Fund”) approved the addition of Capital Fund Management S.A. (“CFM”) as an additional sub‑adviser to the Fund, effective July 21, 2025 (the “Effective Date”). On the Effective Date, CFM will begin managing Fund assets allocated to CFM by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to CFM’s Cumulus investment strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fourth sentence of the third full paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the fourth sentence of the ninth paragraph under the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”), BlackRock Investment Management, LLC (“BlackRock”) and Capital Fund Management S.A. (“CFM”).
The following is added as the tenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the seventeenth paragraph of the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to CFM:
CFM — Cumulus Strategy
With respect to its allocated portion of the Fund, CFM will seek to achieve long-term capital appreciation through returns that aim to be uncorrelated with traditional asset classes. CFM will follow the quantitative CFM Cumulus trading program which includes futures multi-strategy, equity statistical arbitrage, and relative value components. The program may take long and short exposures through a variety of financial instruments including securities, foreign exchange, futures, forwards and other derivatives on bonds, shares, rates, currencies, commodities, credit and indices, as well as derivatives on all the foregoing. The trading of the program is generally conducted using electronic means based on a number of proprietary systematic trading models. The program employs a systematic investment process which seeks to generate, weigh and aggregate signals based on such components to build a diversified investment portfolio. The program includes an integrated risk management system which seeks to monitor the risk of the portfolio on an ongoing basis. The risk of the individual trading strategies is adjusted on the basis of volatility forecasts in order to target a stable portfolio risk over the medium-term. The program seeks to be diversified within the asset classes traded. The program is exposed to the financial markets on a global basis focusing on markets that provide sufficient liquidity and supporting infrastructure. Trading may be extended to new markets when liquidity and market infrastructure allow. The program is statistical and systematic in nature. The system is fed with historical price and econometric time series data. A range of systems are employed which can be both technical and market specific in nature. Trade execution is generally electronic in all asset classes and is based upon execution models that seek to take advantage of short-term market information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Multi-Strategy Fund
Supplement dated July 18, 2025
to the Prospectus dated May 1, 2025, as supplemented
(the “Prospectus”)
On June 17, 2025, the Board of Trustees for the Six Circles Multi-Strategy Fund (the “Fund”) approved the addition of Capital Fund Management S.A. (“CFM”) as an additional sub‑adviser to the Fund, effective July 21, 2025 (the “Effective Date”). On the Effective Date, CFM will begin managing Fund assets allocated to CFM by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to CFM’s Cumulus investment strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fourth sentence of the third full paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the fourth sentence of the ninth paragraph under the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: AHL Partners LLP (“AHL”), Pacific Investment Management Co. (“PIMCO”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Dynamic Beta Investments LLC (“DBi”), BlackRock Investment Management, LLC (“BlackRock”) and Capital Fund Management S.A. (“CFM”).
The following is added as the tenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and the seventeenth paragraph of the “More About the Fund — SIX CIRCLES MULTI-STRATEGY FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to CFM:
CFM — Cumulus Strategy
With respect to its allocated portion of the Fund, CFM will seek to achieve long-term capital appreciation through returns that aim to be uncorrelated with traditional asset classes. CFM will follow the quantitative CFM Cumulus trading program which includes futures multi-strategy, equity statistical arbitrage, and relative value components. The program may take long and short exposures through a variety of financial instruments including securities, foreign exchange, futures, forwards and other derivatives on bonds, shares, rates, currencies, commodities, credit and indices, as well as derivatives on all the foregoing. The trading of the program is generally conducted using electronic means based on a number of proprietary systematic trading models. The program employs a systematic investment process which seeks to generate, weigh and aggregate signals based on such components to build a diversified investment portfolio. The program includes an integrated risk management system which seeks to monitor the risk of the portfolio on an ongoing basis. The risk of the individual trading strategies is adjusted on the basis of volatility forecasts in order to target a stable portfolio risk over the medium-term. The program seeks to be diversified within the asset classes traded. The program is exposed to the financial markets on a global basis focusing on markets that provide sufficient liquidity and supporting infrastructure. Trading may be extended to new markets when liquidity and market infrastructure allow. The program is statistical and systematic in nature. The system is fed with historical price and econometric time series data. A range of systems are employed which can be both technical and market specific in nature. Trade execution is generally electronic in all asset classes and is based upon execution models that seek to take advantage of short-term market information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.